Consolidated Balance Sheets - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 1,212,778	$ 442,489
Accounts and grants receivable	973,852	838,502
Prepaid and other receivables	168,932	121,603
Total current assets	2,355,562	1,402,594
Non-Current Assets
Property and equipment	23,685	35,215
Right-of-use assets	16,788	514,181
TOTAL ASSETS	2,396,035	1,951,990
Current Liabilities
Accounts payable	82,125	226,001
Accrued liabilities	138,715	191,993
Contract liabilities	218,566	192,958
Lease obligation	19,600	75,116
Total current liabilities	459,006	686,068
Non-Current Liabilities
Loans payable	70,000
Lease obligation		499,646
TOTAL LIABILITIES	529,006	1,185,714
Equity
Share capital	21,914,722	21,914,722
Share-based payment reserve	4,072,176	4,049,032
Accumulated other comprehensive income	(352,764)	(319,994)
Deficit	(23,767,105)	(24,877,484)
TOTAL EQUITY	1,867,029	766,276
TOTAL LIABILITIES AND EQUITY	$ 2,396,035	$ 1,951,990